Note 34 - Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Charged or Credited to Equity
Actuarial gains/losses related to defined benefit plans	€ 76	€ 402	€ 18
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	6	1	(8)
Financial assets available for sale:
Unrealized net gains/losses arising during the period	0	0	0
Net gains/losses reclassified to profit or loss	0	0	0
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	(204)	(42)	48
Realized net gains/losses arising during the period (reclassified to profit or loss)	84	71	86
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	4	1	1
Net gains/losses reclassified to profit or loss	(1)	1	0
Other equity movement:
Unrealized net gains/losses arising during the period	(19)	162	91
Net gains/losses reclassified to profit or loss	14	0	2
Income taxes (charged) credited to other comprehensive income	(40)	596	238
Other income taxes (charged) credited to equity	€ 11	€ (11)	€ 1